23. Share-based payments (Details 2)	12 Months Ended
	Dec. 31, 2018 Share R$ / shares	Dec. 31, 2017 Share R$ / shares	Dec. 31, 2016 Share R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	6,318,757
Total vested shares	4,865,741
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Board Meeting	May 24, 2018	Aug. 08, 2017	Jun. 30, 2016
Total shares granted	773,463	1,538,213	4,007,081
Total vested shares	620,275	1,166,151	3,079,315
Fair value of the share at grant date | R$ / shares	R$ 20.18	R$ 8.44	R$ 2.62